CASH FLOW – OTHER ITEMS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flow arising from changes in:
Gain on non-hedge derivatives	$ (2)	$ (10)
Stock-based compensation expense	81	87
Loss (gain) on warrant investments at FVPL	16	(9)
Increase in estimate of rehabilitation costs at closed mines	18	90
Net inventory impairment charges (note 17)	13	29
Remeasurement of silver sale liability (note 29)	0	(104)
Buzwagi supplies obsolescence	21	0
Change in other assets and liabilities	(120)	(70)
Settlement of stock-based compensation	(97)	(97)
Settlement of rehabilitation obligations	(133)	(106)
Other operating activities	(203)	(190)
Cash flow arising from changes in:
Accounts receivable	(46)	(192)
Inventory	(163)	121
Other current assets	(178)	(133)
Accounts payable	140	42
Other current liabilities	(26)	(49)
Change in working capital	(273)	(211)
Financing Cash Flows - Other Items
Pueblo Viejo JV partner shareholder loan	131	42
GoT shareholder loan	(16)	0
Debt extinguishment costs	0	(15)
Miscellaneous Other Inflows (Outflows) Of Cash Classified As Financing Activities	0	1
Other financing activities	$ 115	28
Revision of Prior Period, Reclassification, Adjustment [Member]
Cash flow arising from changes in:
Settlement of stock-based compensation		97
Cash flow arising from changes in:
Other current liabilities		$ 97